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PENNSYLVANIA
DAILY MUNICIPAL                             600 FIFTH AVENUE, NEW YORK, NY 10020
INCOME FUND                                                         212-830-5200

================================================================================








Dear Shareholder:


We are pleased to present the semi-annual report of Pennsylvania Daily Municipal Income Fund for the period December 1, 1998 through May 31,1999.

The Fund had net assets of $14,783,754 and 285 active shareholders as of May 31, 1999.

Thank you for your support and we look forward to continuing to serve your cash management needs.


Sincerely,



\s\Steven W. Duff


Steven W. Duff
President








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--------------------------------------------------------------------------------
PENNSYLVANIA DAILY MUNICIPAL INCOME FUND
STATEMENT OF NET ASSETS
MAY 31, 1999
(UNAUDITED)
================================================================================

                                                                                                                       Ratings (a)
                                                                                                                   -----------------
    Face                                                                        Maturity               Value                Standard
   Amount                                                                         Date      Yield     (Note 1)   Moody's    & Poor's
   ------                                                                         ----      -----      ------    -------    --------
Other Tax Exempt Investments (26.80%)
------------------------------------------------------------------------------------------------------------------------------------
 $   700,000  City of Philadelphia, PA TRAN - Series A                          06/30/99    3.59%   $   700,330   MIG-1     SP-1+
     700,000  Crestwood, PA School District TAN (b)                             06/30/99    3.75        700,155
   1,000,000  The Hospitals And Higher Education Facility of Philadelphia       03/31/00    3.25      1,000,000             A1+
     435,000  Philadephia, PA Authority for IDRB
              (National Board of Medical Examiner) (b)
              Insured by MBIA Insurance Corp.                                   05/01/00    3.30        435,000
     526,000  West York, PA Area School District TRAN (b)                       06/30/99    3.75        526,048
     315,000  York County, PA South Eastern School District GO Bonds (b)
              Insured by FGIC                                                   03/01/00    3.35        315,000
     285,000  York County, PA South Eastern School District GO Bonds (b)
              Insured by FGIC                                                   03/01/00    3.35        285,000
 -----------                                                                                        -----------
   3,961,000  Total Other Tax Exempt Investments                                                      3,961,533
 -----------                                                                                        -----------
Other Variable Rate Demand Instruments (c) (48.26%)
------------------------------------------------------------------------------------------------------------------------------------
 $   195,000  Alleghany County, PA Hospital Development Authority
              (Presbyterian Hospital)
              LOC National Bank of Detroit                                      03/01/18    3.30%   $   195,000   VMIG-1
     300,000  Alleghany County, PA Hospital Development Authority
              (Presbyterian Hospital)
              LOC National Bank of Detroit                                      03/01/18    3.30        300,000   VMIG-1
   1,000,000  Alleghany County, PA Hospital Development Authority
              (Presbyterian Hospital)
              LOC First National Bank of Chicago                                11/01/27    3.30      1,000,000   VMIG-1    A1+
     400,000  Chester County, PA 1997 Archdiocese of Pennsylvania
              LOC First Union National Bank                                     07/01/27    3.35        400,000   VMIG-1
     300,000  City of York, PA General Authority RB
              (Adjusted Rate Pooled Financing)
              LOC First Union National Bank                                     09/01/26    3.30        300,000             A1
     290,000  Clinton County, PA Municipal Authority HRB
              (Lock Haven Hospital Project) - Series 1991A
              LOC Mellon Bank, N.A.                                             09/01/07    3.65        290,000             A1
     100,000  Delaware County, PA IDA (British Petroleum Oil)                   10/01/19    3.40        100,000     P1      A1+
     200,000  Delaware County, PA IDA Airport Facilities RB (UPS Project)       12/01/15    3.20        200,000             A1+
     300,000  Delaware County, PA IDA
              (Revenue Refunding Bonds Resource Recovery) - Series 1997G
              LOC General Electric Capital Corporation                          12/01/31    3.20        300,000     P1      A1+

--------------------------------------------------------------------------------
                       See Notes to Financial Statements

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================================================================================

                                                                                                                       Ratings (a)
                                                                                                                   -----------------
    Face                                                                        Maturity               Value                Standard
   Amount                                                                         Date      Yield     (Note 1)   Moody's    & Poor's
   ------                                                                         ----      -----      ------    -------    --------
Other Variable Rate Demand Instruments (c) (Continued)
------------------------------------------------------------------------------------------------------------------------------------
 $   200,000  Emmaus, PA General Authority Local Government RB
              (Bond Pool Project)
              LOC Kredietbank                                                   03/01/24     3.45%  $   200,000             A1+
     100,000  Emmaus, PA General Authority Local Government RB
              (Bond Pool Project) - Series E11
              LOC Canadian Imperial Bank of Commerce                            03/01/24     3.45       100,000             A1+
     200,000  Emmaus, PA General Authority Local Government RB
              (Bond Pool Project) - Series 1989F4
              GIC- Goldman Sachs                                                03/01/24     3.45       200,000             A1+
     100,000  Emmaus, PA General Authority Local Government RB
              (Bond Pool Project) - Series 1989F15
              LOC Kredietbank                                                   03/01/24     3.45       100,000             A1+
     100,000  Emmaus, PA General Authority Local Government RB
              (Bond Pool Project) - Series 1989G13
              LOC Kredietbank                                                   03/01/24     3.45       100,000             A1+
     200,000  Emmaus, PA General Authority Local Government RB
              (Bond Pool Project) - Series 1989G14
              LOC Bayerische Landesbank                                         03/01/24     3.45       200,000             A1+
     500,000  Emmaus, PA General Authority Local Government RB
              (Bond Pool Project) - Series 1997G7
              LOC Bayerische Landesbank                                         03/01/24     3.45       500,000             A1+
     300,000  Emmaus, PA General Authority Local Government RB
              (Bond Pool Project) - Series 1997H9
              LOC Kredietbank                                                   03/01/24     3.45       300,000             A1+
     500,000  Geisinger, PA Health System                                       08/15/28     3.35       500,000   VMIG-1    A1+
     500,000  Lehigh County, PA IDA (Alleghany Electric) - Series 1985A
              LOC Rabobank Nederland                                            12/01/15     3.45       500,000     P1
     550,000  Pennsylvania EDFA (Plastics Niagara) - Series 1997F (b)
              LOC PNC Bank, N.A.                                                12/01/04     3.40       550,000
     300,000  Pennsylvania HEFA (Carnegie Mellon Universtiy)
              LOC Union Bank of Switzerland                                     10/01/19     3.35       300,000             A1+
     200,000  Pennsylvania HEFA (Carnegie Mellon University)                    11/01/27     3.35       200,000             A1+
     300,000  York County, PA IDA PCRB (Philadelphia Electric Co.)
              LOC Toronto-Dominion Bank                                         08/01/16     3.30       300,000     P1      A1+
 -----------                                                                                        -----------
   7,135,000  Total Other Variable Rate Demand Instruments                                            7,135,000
 -----------                                                                                        -----------

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                       See Notes to Financial Statements

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PENNSYLVANIA DAILY MUNICIPAL INCOME FUND
STATEMENT OF NET ASSETS (CONTINUED)
MAY 31, 1999
(UNAUDITED)
================================================================================

                                                                                                                       Ratings (a)
                                                                                                                   -----------------
    Face                                                                        Maturity               Value                Standard
   Amount                                                                         Date      Yield     (Note 1)   Moody's    & Poor's
   ------                                                                         ----      -----      ------    -------    --------
Tax Exempt Commercial Paper (23.68%)
------------------------------------------------------------------------------------------------------------------------------------
 $   900,000  Beaver County, PA IDA PCRB
              (Duquesne Light Company Project) - Series 1993A
              LOC Union Bank of Switzerland                                     07/09/99     3.25%  $   900,000   VMIG-1     A1+
     700,000  Carbon County, PA IDA (Panther Creek Partners Project)
              LOC National Westminster Bank PLC                                 06/10/99     3.15       700,000     P1       A1+
     600,000  Commonwealth of Pennsylvania GO BAN                               07/22/99     3.20       600,000     P1       A1+
     700,000  Montgomery County, PA IDA PCRB Refunding Bonds
              (PECO Energy Co. Project) - Series 1994B
              LOC Deutsche Bank A.G.                                            07/14/99     3.10       700,000     P1       A1+
     600,000  Venango, PA IDA Resource Recovery RB
              (Scrubgrass Project) - Series 1990A
              LOC National Westminster Bank PLC                                 07/15/99     3.20       600,000     P1       A1+
 -----------                                                                                        -----------
   3,500,000  Total Tax Exempt Commercial Paper                                                       3,500,000
 -----------                                                                                        -----------
              Total Investments (98.74%) (Cost $14,596,533+)                                        $14,596,533
              Due from Manager (0.11%)                                                                   16,963
              Cash and Other Assets, Net of Liabilities (1.15%)                                         170,258
                                                                                                    -----------
              Net Assets (100.00%)                                                                  $14,783,754
                                                                                                    ===========
              Net Asset Value, offering and redemption price per share:
              Class A, shares 14,134,720 outstanding (Note 3)                                       $      1.00
                                                                                                    ===========
              Class B, shares    650,527 outstanding (Note 3)                                       $      1.00
                                                                                                    ===========


              +   Aggregate cost for federal income tax purposes is identical.




















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                       See Notes to Financial Statements

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================================================================================







FOOTNOTES:

(a) Unless the variable rate demand instruments are assigned their own ratings, the ratings are those of the holding company of the bank whose letter of credit guarantees the issue or the insurance company who insures the issue. All letters of credit and insurance are irrevocable and direct pay covering both principal and interest. Certain issuers have either a line of credit, a liquidity facility, a standby purchase agreement or some other financing mechanism to ensure the remarketing of the securities. This is not a guarantee and does not serve to insure or collateralize the issue.

(b) Securities that are not rated have been determined by the Fund's Board of Trustees to be of comparable quality to the rated securities in which the Fund may invest.

(c) Securities payable on demand at par including accrued interest (usually with seven days notice) and where indicated are unconditionally secured as to principal and interest by a bank letter of credit. The interest rates are adjustable and are based on bank prime rates or other interest rate adjustment indices. The rate shown is the rate in effect at the date of this statement.

KEY:
     BAN      =   Bond Anticipation Note                          IDA      =    Industrial Development Authority

     EDFA     =   Educational Development Finance Authority       IDRB     =    Industrial Development Revenue Bond

     FGIC     =   Financial Guaranty Insurance Company            LOC      =    Letter of Credit

     GIC      =   Guaranteed Investment Contract                  PCRB     =    Pollution Control Revenue Bond

     GO       =   General Obligation                              RB       =    Revenue Bond

     HEFA     =   Health and Education Facilities Authority       TAN      =    Tax Anticipation Note

     HRB      =   Hospital Revenue Bond                           TRAN     =    Tax and Revenue Anticipation Note













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                       See Notes to Financial Statements

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PENNSYLVANIA DAILY MUNICIPAL INCOME FUND
STATEMENT OF OPERATIONS
SIX MONTHS ENDED MAY 31, 1999
(UNAUDITED)
================================================================================





INVESTMENT INCOME

 Income:

    Interest.............................................................................   $       242,728
                                                                                             --------------

 Expenses: (Note 2)

    Investment management fee............................................................            30,552

    Administration fee...................................................................            16,040

    Shareholder servicing fee............................................................            17,721

    Custodian fee........................................................................             1,382

    Shareholder servicing and related shareholder expenses...............................             7,195

    Legal, compliance and filing fees....................................................            19,743

    Audit and accounting.................................................................            35,166

    Trustees fees........................................................................             3,025

    Other................................................................................               899
                                                                                             --------------

      Total expenses.....................................................................           131,723

      Less:  Fees waived (Note 2)........................................................   (        46,592)

             Expenses reimbursed (Note 2)................................................   (        33,040)
                                                                                             --------------

      Net expenses.......................................................................            52,091
                                                                                             --------------

 Net investment income...................................................................           190,637



 REALIZED GAIN (LOSS) ON INVESTMENTS

 Net realized gain (loss) on investments.................................................           -0-
                                                                                             --------------

 Increase in net assets from operations..................................................   $       190,637
                                                                                             ==============







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                       See Notes to Financial Statements

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PENNSYLVANIA DAILY MUNICIPAL INCOME FUND
STATEMENTS OF CHANGES IN NET ASSETS

================================================================================





                                                                         Six Months
                                                                           Ended                          Year
                                                                        May 31, 1999                     Ended
                                                                        (Unaudited)                November 30,1998
                                                                         ---------                 ----------------

 INCREASE (DECREASE) IN NET ASSETS

 Operations:
    Net investment income.........................................   $       190,637              $         439,380
    Net realized gain (loss) on investments.......................           -0-                  (             551)
                                                                      --------------               ----------------
 Increase in net assets from operations...........................           190,637                        438,829
 Dividends to shareholders from net investment income:
    Class A.......................................................   (       175,993)*            (         411,272)*
    Class B.......................................................   (        14,644)*            (          28,108)*
 Transactions in shares of beneficial interest (Note 3)
     Class A......................................................         1,260,641              (      30,190,706)
     Class B......................................................   (       282,746)                       541,259
                                                                      --------------               ----------------
        Total increase (decrease).................................           977,895              (      29,649,998)
 Net assets:
    Beginning of period...........................................        13,805,859                     43,455,857
                                                                      --------------               ----------------
    End of period.................................................   $    14,783,754              $      13,805,859
                                                                      ==============               ================

 *  Designated as exempt-interest dividends for federal income tax purposes.







--------------------------------------------------------------------------------
                       See Notes to Financial Statements

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PENNSYLVANIA DAILY MUNICIPAL INCOME FUND
NOTES TO FINANCIAL STATEMENTS
(UNAUDITED)
================================================================================
1. Summary of Accounting Policies.

Pennsylvania Daily Municipal Income Fund, a Massachusetts business trust, is a no-load, non-diversified, open-end management investment company registered under the Investment Company Act of 1940. This Fund is a short term, tax exempt money market fund. The Fund has two classes of stock authorized, Class A and Class B. The Class A shares are subject to a service fee pursuant to the Distribution and Service Plan. The Class B shares are not subject to a service fee. Additionally, the Fund may allocate among its classes certain expenses to the extent allowable to specific classes, including transfer agent fees, government registration fees, certain printing and postage costs, and administrative and legal expenses. Class specific expenses of the Fund were limited to distribution fees and transfer agent expenses. In all other respects the Class A and Class B shares represent the same interest in the income and assets of the Fund. Distribution for Class B shares commenced on October 10, 1996 and all Fund shares outstanding before October 10, 1996 were designated as Class A shares. The Fund's financial statements are prepared in accordance with generally accepted accounting principles for investment companies as follows:

     a) Valuation of Securities -

     Investments are valued at amortized cost. Under this valuation method, a portfolio instrument is valued at cost and any discount or premium is amortized on a constant basis to the maturity of the instrument. The maturity of variable rate demand instruments is deemed to be the longer of the period required before the Fund is entitled to receive payment of the principal amount or the period remaining until the next interest rate adjustment.

     b) Federal Income Taxes -

     It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its tax exempt and taxable income to its shareholders. Therefore, no provision for federal income tax is required.

     c) Dividends and Distributions -

     Dividends from investment income (excluding capital gains and losses, if any, and amortization of market discount) are declared daily and paid monthly. Distributions of net capital gains, if any, realized on sales of investments are made after the close of the Fund's fiscal year, as declared by the Fund's Board of Trustees.

     d) Use of Estimates -

     The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that effect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

     e) General -

     Securities transactions are recorded on a trade date basis. Interest income
     is  accrued  as  earned.   Realized   gains  and  losses  from   securities
     transactions are recorded on the identified cost basis.

2. Investment Management Fees and Other Transactions with Affiliates.

Under the Investment Management Contract, the Fund pays an investment management fee to Reich & Tang Asset Management L.P. (Manager), equal to .40% of the Fund's average daily net assets.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------




================================================================================
2.   Investment   Management  Fees  and  Other   Transactions   with  Affiliates
(Continued).

Pursuant to an Administrative Services Contract the Fund pays to the Manager an annual fee of .21% of the Fund's average daily net assets not in excess of $1.25 billion, plus .20% of such assets in excess of $1.25 billion but not in excess of $1.5 billion, plus .19% of such assets in excess of $1.5 billion.

Pursuant to a distribution and service plan adopted under Securities and Exchange Commission Rule 12b-1, the Fund and Reich & Tang Distributors, Inc., (the Distributor), an affiliate of the Manager, have entered into a Distribution Agreement and a Shareholder Servicing Agreement, only with respect to its Class A shares. For its services under the Shareholder Servicing Agreement, the Distributor receives from the Fund, only with respect to its Class A shares, a fee equal to .25% of the Fund's average daily net assets. There were no additional expenses borne by the Fund pursuant to the Distribution Plan.

For the period ended May 31, 1999 the Manager voluntarily waived investment management fees and administration fees of $30,552 and $16,040, respectively.

Fees are paid to Trustees who are unaffiliated with the Manager on the basis of $1,000 per annum plus $250 per meeting attended.

3. Capital Stock.

At May 31, 1999, an unlimited number of shares of beneficial interest ($.01 par value) were authorized and capital paid in amounted to $14,785,247. Transactions in shares of beneficial interest, all at $1.00 per share, were as follows:

                                                   Six Months                              Year
                                                      Ended                                Ended
                                                  May 31, 1999                      November 30, 1998
                                                  ------------                      -----------------
 Class A
 Sold......................................           15,429,797                         49,957,101
 Issued on reinvestment of dividends.......              131,246                            367,955
 Redeemed..................................      (    14,300,402)                    (   80,515,762)
                                                  --------------                      -------------
 Net increase (decrease)...................            1,260,641                     (   30,190,706)
                                                  ==============                      =============

                                                   Six Months                              Year
                                                      Ended                                Ended
                                                  May 31, 1999                      November 30, 1998
                                                  ------------                      -----------------
 Class B
 Sold......................................            3,597,787                          6,163,450
 Issued on reinvestment of dividends.......               15,018                             27,223
 Redeemed..................................      (     3,895,551)                    (    5,649,414)
                                                  --------------                      -------------
 Net increase (decrease)...................      (       282,746)                           541,259
                                                  ==============                      =============



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PENNSYLVANIA DAILY MUNICIPAL INCOME FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
(UNAUDITED)
================================================================================

4. Sales of Securities.

Accumulated undistributed realized losses at May 31, 1999 amounted to $1,493. This amount represents tax basis capital losses which may be carried forward to offset future gains. Such losses expire on November 30, 2001 and 2006.

5. Concentration of Credit Risk.

The Fund invests primarily in obligations of political subdivisions of the State of Pennsylvania and, accordingly, is subject to the credit risk associated with the non-performance of such issuers. Approximately 88% of these investments are further secured, as to principal and interest, by letters of credit issued by financial institutions. The Fund maintains a policy of monitoring its exposure by reviewing the credit worthiness of the issuers, as well as that of the financial institutions issuing the letters of credit, and by limiting the amount of holdings with letters of credit from one financial institution.

6. Financial Highlights.

                                                    Six
                                                   Months                          Year Ended November 30,
 Class A                                           Ended       -------------------------------------------------------------
 -------                                        May 31, 1999      1998        1997         1996         1995         1994
                                                ------------   ---------    --------     --------     --------     ---------
 Per Share Operating Performance:
 (for a share outstanding throughout the period)

 Net asset value, beginning of period...........  $  1.00      $  1.00      $  1.00      $  1.00      $  1.00      $  1.00
                                                   --------     --------     --------     --------     --------     --------
 Income from investment operations:
    Net investment income.......................     0.012        0.029        0.030        0.030        0.034        0.024

 Less distributions:
    Dividends from net investment income........  (  0.012 )   (  0.029 )   (  0.030 )   (  0.030 )   (  0.034 )   (  0.024 )
                                                   --------     --------     --------     --------     --------     --------

 Net asset value, end of period.................  $  1.00      $  1.00      $  1.00      $  1.00      $  1.00      $  1.00
                                                   ========     ========     ========     ========     ========     ========
 Total Return...................................     2.52%*       2.95%        3.05%        3.01%        3.50%        2.44%

 Ratios/Supplemental Data
 Net assets, end of period (000)................  $  14,133    $  12,873    $  43,064    $  36,335    $  40,980    $  43,559

 Ratios to average net assets:
    Expenses....................................     0.70%*       0.70%        0.70%        0.68%        0.59%        0.49%
    Net investment income.......................     2.48%*       2.91%        3.00%        2.97%        3.44%        2.44%
    Management, administration fees
      and shareholder servicing fees waived.....     0.61%*       0.59%        0.49%        0.49%        0.61%        0.68%
    Expenses reimbursed.........................     0.43%*       0.59%        --           --           --           --
    Expense offsets.............................     0.00%        --           --           0.01%        --           --

 *  Annualized



--------------------------------------------------------------------------------

--------------------------------------------------------------------------------




================================================================================

6. Financial Highlights. (Continued)

                                                                                         Year
                                                               Six                      Ended                 October 10, 1996
                                                             Months                  November 30,             (Commencement of
 Class B                                                      Ended         ----------------------------        Offering) to
 -------                                                  May 31, 1999          1998             1997         November 30, 1996
                                                          ------------          ----             ----         -----------------
 Per Share Operating Performance:
 (for a share outstanding throughout the period)

 Net asset value, beginning of period.................     $   1.00         $   1.00         $   1.00           $   1.00
                                                            --------         --------         --------           --------
 Income from investment operations:
    Net investment income.............................         0.014            0.032            0.033              0.005

 Less distributions:
    Dividends from net investment income..............     (   0.014)       (   0.032)       (   0.033)         (   0.005)
                                                            --------         --------         --------           --------

 Net asset value, end of period.......................     $   1.00         $   1.00         $   1.00           $   1.00
                                                            ========         ========         ========           ========
 Total Return.........................................         2.77%*           3.26%            3.31%              3.25%*

 Ratios/Supplemental Data
 Net assets, end of period (000)......................     $     651        $     933        $     392          $       5

 Ratios to average net assets:
    Expenses..........................................         0.45%*           0.45%            0.45%              0.42%*
    Net investment income.............................         2.66%*           3.13%            3.28%              3.21%*
    Management and administration fees waived.........         0.61%*           0.59%            0.49%              0.27%*
    Expense reimbursed................................         0.43%*           0.59%            --                 --
    Expense offsets...................................         --               --               --                 0.01%*


 *  Annualized









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--------------------------------------------------------------------------------







PENNSYLVANIA
DAILY
MUNICIPAL
INCOME
FUND










                               Semi-Annual Report
                                  May 31, 1999
                                   (Unaudited)









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--------------------------------------------------------------------------------




-------------------------------------------------------
This report is submitted  for the general  information
of the  shareholders of the Fund. It is not authorized
for distribution to prospective  investors in the Fund
unless   preceded  or   accompanied  by  an  effective
prospectus,  which includes information  regarding the
Fund's  objectives  and  policies,  experience  of its
management,   marketability   of  shares,   and  other
information.
-------------------------------------------------------



Pennsylvania Daily Municipal Income Fund
     600 Fifth Avenue
     New York, New York 10020


Manager
     Reich & Tang Asset Management L.P.
     600 Fifth Avenue
     New York, New York 10020


Custodian
     Investors Fiduciary Trust Company
     801 Pennsylvania
     Kansas City, Missouri 64105


Transfer Agent &
     Dividend Disbursing Agent
     Reich & Tang Services, Inc.
     600 Fifth Avenue
     New York, New York 10020







PA599S

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